AB Municipal Income Fund II

AB Pennsylvania Portfolio

Portfolio of Investments

February 29, 2020 (unaudited)

	Principal
	Amount
	(000)	U.S. $ Value
MUNICIPAL OBLIGATIONS – 101.1%
Long-Term Municipal Bonds – 101.1%
Pennsylvania – 90.1%
Adams County Industrial Development Authority
(Gettysburg College)
Series 2010
5.00%, 08/15/2025	$1,090	$1,109,914
Allegheny County Hospital Development Authority
(Allegheny Health Network Obligated Group)
Series 2018A
5.00%, 04/01/2036	1,600	1,999,904
Altoona Area School District
BAM Series 2018
5.00%, 12/01/2039	2,000	2,385,540
Beaver County Industrial Development Authority
(Energy Harbor Nuclear Generation LLC)
Series 2016A
4.375%, 01/01/2035	415	445,088
Bensalem Township School District
Series 2013
5.00%, 06/01/2030	3,345	3,862,204
Berks County Industrial Development Authority
(Highlands at Wyomissing (The))
Series 2018
5.00%, 05/15/2043	500	571,415
Bucks County Water & Sewer Authority
AGM Series 2011
5.00%, 12/01/2029 (Pre-refunded/ETM)	1,255	1,347,707
AGM Series 2015A
5.00%, 12/01/2037	780	918,973
Carlisle Area School District
Series 2011
5.00%, 09/01/2025 (Pre-refunded/ETM)	2,000	2,166,280
Centre County Hospital Authority
(Mount Nittany Medical Center Obligated Group)
Series 2018A
5.00%, 11/15/2042	1,000	1,220,370
Chambersburg Area Municipal Authority
(Wilson College)
Series 2018
5.75%, 10/01/2043	650	709,339
Chester County Health & Education Facilities
Authority
(Main Line Health System, Inc. Obligated Group)
Series 2020A
4.00%, 09/01/2040	1,000	1,210,630
Chester County Industrial Development Authority
(Woodlands at Greystone Neighborhood
Improvement District)
Series 2018
5.00%, 03/01/2038(a)	375	409,556
City of Philadelphia PA
Series 2014A
5.25%, 07/15/2031	2,500	2,881,775
Series 2017
5.00%, 08/01/2031	1,000	1,254,380
City of Philadelphia PA Water & Wastewater
Revenue

	Principal
	Amount
	(000)	U.S. $ Value
Series 2017A
5.00%, 10/01/2036	$1,700	$2,124,286
Series 2018A
5.00%, 10/01/2048	1,000	1,251,280
Commonwealth Financing Authority
(Commonwealth Financing Authority State Lease)
Series 2018
5.00%, 06/01/2031	2,500	3,162,075
Commonwealth of Pennsylvania
(Commonwealth of Pennsylvania COP)
Series 2018A
5.00%, 07/01/2034-07/01/2036	2,200	2,758,444
Crawford County Hospital Authority
(Meadville Medical Center Obligated Group)
Series 2016A
6.00%, 06/01/2046	635	743,979
Cumberland County Municipal Authority
(Penn State Health Obligated Group)
3.00%, 11/01/2038	2,440	2,584,228
Delaware County Authority
(Elwyn Obligated Group)
Series 2017
5.00%, 06/01/2032	1,625	1,811,079
Delaware County Regional Water Quality Control
Authority
Series 2013
5.00%, 05/01/2030 (Pre-refunded/ETM)	2,070	2,340,818
Hospitals & Higher Education Facilities Authority of
Philadelphia (The)
(Temple University Health System Obligated
Group)
Series 2017
5.00%, 07/01/2033	660	791,195
Montgomery County Higher Education & Health
Authority
(HumanGood Pennsylvania Obligated Group)
Series 2017
5.00%, 12/01/2037	1,100	1,266,023
Montgomery County Industrial Development
Authority/PA
Series 2010
5.25%, 08/01/2033 (Pre-refunded/ETM)	735	748,296
Moon Industrial Development Authority
(Baptist Homes Society)
Series 2015
5.75%, 07/01/2035	765	843,657
Northampton County General Purpose Authority
(Lafayette College)
Series 2013A
5.00%, 11/01/2032	2,000	2,271,260
Pennsylvania Economic Development Financing
Authority
(Covanta Holding Corp.)
Series 2019A
3.25%, 08/01/2039(a)	270	275,343
Pennsylvania Economic Development Financing
Authority
(National Railroad Passenger Corp.)

	Principal
	Amount
	(000)	U.S. $ Value
Series 2012A
5.00%, 11/01/2032	$2,000	$2,184,480
Pennsylvania State University (The)
Series 2020A
4.00%, 09/01/2050(b)	500	596,705
Pennsylvania Turnpike Commission
Series 2010B-2
5.00%, 12/01/2030 (Pre-refunded/ETM)	2,185	2,253,639
Series 2017B
5.00%, 06/01/2036	1,000	1,225,300
Pennsylvania Turnpike Commission
(Pennsylvania Turnpike Commission Oil Franchise
Tax)
Series 2018B
5.00%, 12/01/2038-12/01/2043	2,000	2,504,290
Philadelphia Authority for Industrial Development
(Greater Philadelphia Health Action, Inc.)
Series 2015A
6.375%, 06/01/2040	400	428,104
Philadelphia Authority for Industrial Development
(LLPCS Foundation)
Series 2005A
5.25%, 07/01/2024(c) (d) (e)	350	3,500
Philadelphia Authority for Industrial Development
(Temple University-of The Commonwealth System
of Higher Education)
Series 2016-2
5.00%, 04/01/2029	1,000	1,190,810
Philadelphia Gas Works Co.
Series 2010-9
5.00%, 08/01/2030 (Pre-refunded/ETM)	2,000	2,034,560
Philadelphia Parking Authority (The)
Series 2009
5.00%, 09/01/2026	2,725	2,779,718
School District of Philadelphia (The)
Series 2019A
5.00%, 09/01/2044	750	941,700
Scranton School District/PA
BAM Series 2017E
5.00%, 12/01/2033-12/01/2035	1,800	2,231,378
Sports & Exhibition Authority of Pittsburgh and
Allegheny County
(Sports & Exhibition Authority of Pittsburgh and
Allegheny County Sales Tax)
AGM Series 2010
5.00%, 02/01/2031	1,075	1,092,619
State Public School Building Authority
(Harrisburg School District)
AGM Series 2016A
5.00%, 12/01/2029	1,000	1,229,880
Susquehanna Area Regional Airport Authority
Series 2017
5.00%, 01/01/2035-01/01/2038	2,000	2,385,800
Township of Lower Paxton PA
Series 2014
5.00%, 04/01/2044	2,000	2,300,900
Wilkes-Barre Finance Authority
Series 2010

	Principal
	Amount
	(000)	U.S. $ Value
5.00%, 11/01/2030 (Pre-refunded/ETM)	$1,500	$1,541,130
		72,389,551
Alabama – 0.2%
Tuscaloosa County Industrial Development
Authority
(Hunt Refining Co.)
Series 2019A
5.25%, 05/01/2044(a)	145	173,008
American Samoa – 0.3%
American Samoa Economic Development
Authority
(Territory of American Samoa)
7.125%, 09/01/2038(a)	185	224,231
Arizona – 0.1%
Maricopa County Industrial Development Authority
(Benjamin Franklin Charter School Ltd.)
Series 2018A
6.00%, 07/01/2052(a)	100	118,794
Colorado – 0.3%
City & County of Denver CO
(United Airlines, Inc.)
Series 2017
5.00%, 10/01/2032	215	237,629
Florida – 0.1%
Capital Trust Agency, Inc.
(Provision Cares Proton Therapy Center -
Orlando)
Series 2018A
7.50%, 06/01/2048(a)	100	109,993
Guam – 1.9%
Guam Power Authority
Series 2017A
5.00%, 10/01/2036-10/01/2040	645	768,116
Territory of Guam
5.00%, 11/15/2031	100	120,550
Territory of Guam
(Territory of Guam Business Privilege Tax)
Series 2011A
5.125%, 01/01/2042	620	656,146
		1,544,812
Illinois – 0.3%
Metropolitan Pier & Exposition Authority
5.00%, 06/15/2050(b)	215	263,427
Kentucky – 0.5%
Kentucky Economic Development Finance
Authority
(Owensboro Health, Inc. Obligated Group)
Series 2017A
5.00%, 06/01/2041	315	372,733

	Principal
	Amount
	(000)	U.S. $ Value
Michigan – 0.1%
City of Detroit MI
5.00%, 04/01/2036	$35	$40,729
New Jersey – 0.6%
Tobacco Settlement Financing Corp.
Series 2018B
5.00%, 06/01/2046	425	500,238
New York – 2.4%
New York City Transitional Finance Authority
Future Tax Secured Revenue
Series 2012B
5.00%, 11/01/2030	1,735	1,926,544
Puerto Rico – 1.6%
Puerto Rico Electric Power Authority
AGM Series 2007V
5.25%, 07/01/2031	100	111,970
Puerto Rico Highway & Transportation Authority
AGC Series 2005L
5.25%, 07/01/2041	100	112,401
NATL Series 2005L
5.25%, 07/01/2035	100	107,997
NATL Series 2007N
5.25%, 07/01/2032-07/01/2033	215	233,918
Puerto Rico Industrial Tourist Educational Medical
& Environmental Control Facilities Financing Auth
(AES Puerto Rico LP)
Series 2000
6.625%, 06/01/2026	250	258,125
Puerto Rico Sales Tax Financing Corp. Sales Tax
Revenue
Series 2018A
Zero Coupon, 07/01/2029	100	81,004
Series 2019A
4.329%, 07/01/2040	65	72,079
5.00%, 07/01/2058	250	286,092
		1,263,586
South Carolina – 0.7%
South Carolina Public Service Authority
Series 2016B
5.00%, 12/01/2041	470	570,387
Tennessee – 0.2%
Bristol Industrial Development Board
(Bristol Industrial Development Board Sales Tax)
Series 2016A
5.00%, 12/01/2035(a)	120	126,878
Texas – 1.7%
Arlington Higher Education Finance Corp.
(Lifeschool of Dallas)
Series 2014A
5.00%, 08/15/2039	1,200	1,374,168
Total Municipal Obligations
(cost $74,620,446)		81,236,708

						U.S. $ Value
Total Investments – 101.1%
(cost $74,620,446)(f)						$81,236,708
Other assets less liabilities – (1.1)%						(909,249)
Net Assets – 100.0%						$80,327,459
CENTRALLY CLEARED INFLATION (CPI) SWAPS
			Rate Type
			Payments	Payments			Upfront
Notional			made	received	Payment		Premiums		Unrealized
Amount		Termination	by the	by the	Frequency Paid/	Market	Paid	Appreciation/
(000)		Date	Fund	Fund	Received	Value	(Received)	(Depreciation)
USD	3,870	06/17/2024	1.760%	CPI#	Maturity	$(58,211)	$	— $	(58,211)
USD	550	08/09/2024	1.690%	CPI#	Maturity	(6,782)		—	(6,782)
USD	1,950	01/15/2025	1.671%	CPI#	Maturity	(21,160)		—	(21,160)
USD	581	01/15/2025	1.637%	CPI#	Maturity	(6,518)		—	(6,518)
USD	1,299	01/15/2025	1.673%	CPI#	Maturity	(16,984)		—	(16,984)
						$(109,655)	$	— $	(109,655)

# Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

Rate Type

	Payments		Payments	Payment		Upfront
		made	received	Frequency		Premiums	Unrealized
Notional	Termination	by the	by the	Paid/	Market	Paid	Appreciation/
Amount (000)	Date	Fund	Fund	Received	Value	(Received)	(Depreciation)
				Quarterly
		3 Month		/Semi-
USD	6,29006/17/2021	LIBOR	1.907%	Annual $	69,087	$	— $	69,087
				Quarterly
		3 Month		/Semi-
USD	3,59008/09/2022	LIBOR	1.486%	Annual	45,447		—	45,447
				Quarterly
		3 Month		/Semi-
USD	2,50010/15/2024	LIBOR	1.582%	Annual	81,668		—	81,668
				Quarterly
		3 Month		/Semi-
USD	1,22001/15/2025	LIBOR	1.566%	Annual	34,970		—	34,970
				Quarterly
		3 Month		/Semi-
USD	23102/05/2025	LIBOR	1.361%	Annual	4,399		—	4,399
				Quarterly
		3 Month		/Semi-
USD	51902/06/2025	LIBOR	1.419%	Annual	11,363		—	11,363
				Quarterly
		3 Month		/Semi-
USD	85010/09/2029	LIBOR	1.473%	Annual	33,066		—	33,066
					$280,000 $		— $	280,000

INFLATION (CPI) SWAPS

Rate Type

				Payments	Payments	Payment		Upfront
		Notional		made	received	Frequency		Premiums	Unrealized
		Amount	Termination	by the	by the	Paid	Market	Paid	Appreciation/
Swap Counterparty		(000)	Date	Fund	Fund	Received	Value	(Received)	(Depreciation)
Barclays Bank PLC	USD	2,612	09/20/2020	2.263%	CPI#	Maturity $	(29,709)	$—	$(29,709)
Barclays Bank PLC	USD	2,507	10/15/2020	2.208%	CPI#	Maturity	(26,360)	—	(26,360)
Barclays Bank PLC	USD	1,338	10/15/2020	2.210%	CPI#	Maturity	(14,137)	—	(14,137)
Citibank, NA	USD	1,820	10/17/2020	2.220%	CPI#	Maturity	(19,615)	—	(19,615)
JPMorgan Chase
Bank, NA	USD	2,446	08/30/2020	2.210%	CPI#	Maturity	(24,718)	—	(24,718)
JPMorgan Chase
Bank, NA	USD	2,620	07/15/2024	2.165%	CPI#	Maturity	(74,520)	—	(74,520)
							$(189,059)	$—	$(189,059)

# Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAP

Rate Type

				Payments	Payments	Payment		Upfront
		Notional		made	received	Frequency		Premiums	Unrealized
		Amount	Termination	by the	by the	Paid	Market	Paid	Appreciation/
Swap Counterparty		(000)	Date	Fund	Fund	Received	Value	(Received)	(Depreciation)
Citibank, NA	USD	1,140	10/09/2029	1.120%	SIFMA*	Quarterly $	(33,687)	$—	$(33,687)
Citibank, NA	USD	1,140	10/09/2029	1.125%	SIFMA*	Quarterly	(34,276)	—	(34,276)
							$(67,963)	$—	$(67,963)

*Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2020, the aggregate market value of these securities amounted to $1,437,803 or 1.8% of net assets.

(b)When-Issued or delayed delivery security.

(c)Illiquid security.

(d)Non-income producing security.

(e)Defaulted.

(f)As of February 29, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $7,084,972 and gross unrealized depreciation of investments was $(555,387), resulting in net unrealized appreciation of $6,529,585.

As of February 29, 2020, the Portfolio's percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 12.0% and 1.7%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

COP – Certificate of Participation

CPI – Consumer Price Index

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rates

NATL – National Interstate Corporation

AB Municipal Income Fund II

AB Pennsylvania Portfolio

February 29, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio's own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•Level 1 - quoted prices in active markets for identical investments

•Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio's investments by the above fair value hierarchy levels as of February 29, 2020:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Long-Term Municipal Bonds	$—	$81,236,708		$—	$81,236,708
Total Investments in Securities	—	81,236,708		—	81,236,708
Other Financial Instruments(a):
Assets:
Centrally Cleared Interest Rate Swaps	—	280,000		—	280,000
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(109,655)		—	(109,655)
Inflation (CPI) Swaps	—	(189,059)		—	(189,059)
Interest Rate Swaps	—	(67,963)		—	(67,963)
Total	$—	$81,150,031		$—	$81,150,031(b)

(a)Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)The amount of $5,624,913 for Long-Term Municipal Bonds was transferred out of Level 3 into Level 2 as improved transparency of price inputs received from pricing vendors has increased the observability during the reporting period.